INCOME TAX - Other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amount before taxes
Remeasurement income related to defined benefit liability	$ 6,041	$ (44,594)	$ 69,249
Unrealized gain (loss) Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	22,109	11,144	33,354
Gains due to asset revaluation			0
Unrealized gain (loss) Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	14,814	114,287	(172,385)
Loss on net investment hedge in foreign operations	(742,930)	1,948,833	(1,833,087)
Exchange differences arising on translating the foreign operations	2,978,351	(4,963,913)	4,064,795
Unrealized gain Cash flow hedge	216
Unrealized (loss)/gain on investments in associates and joint ventures using equity method	(7,690)	(2,225)	(1,929)
Net	2,270,911	(2,936,468)	2,159,997
Deferred tax
Remeasurement income related to defined benefit liability	(4,747)	13,234	(25,090)
Unrealized gain (loss) Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	6,463	(246)	(1,282)
Gains due to asset revaluation	0	0	(71)
Unrealized gain (loss) Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	8,422	(21,023)	7,843
Loss on net investment hedge in foreign operations	307,656	(772,755)	746,232
Income tax relating to cash flow hedges included in other comprehensive income	(87)	0	0
Unrealized gains on investments in associates and joint ventures using equity method	1,348	2,223	(1,221)
Net	319,055	(778,567)	726,411
Net taxes
Remeasurement income related to defined benefit liability	1,294	(31,360)	44,159
Unrealized gain (loss) Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	28,572	10,898	32,072
Gains due to asset revaluation	0	0	(71)
Unrealized gain (loss) Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	23,236	93,264	(164,542)
Loss on net investment hedge in foreign operations	(435,274)	1,176,078	(1,086,855)
Exchange differences arising on translating the foreign operations	2,978,351	(4,963,913)	4,064,795
Unrealized gain Cash flow hedge	129	0	0
Unrealized gains on investments in associates and joint ventures using equity method	(6,342)	(2)	(3,150)
Other comprehensive income, attributable to the owners of the Parent Company, net of tax	$ 2,589,966	$ (3,715,035)	$ 2,886,408